Shareholder Fees {- Fidelity® Environment and Alternative Energy Fund}	Apr. 29, 2021 USD ($)
02.28 Fidelity Environment and Alternative Energy/Natural Resources Funds Combo PRO-01 | Fidelity® Environment and Alternative Energy Fund
Shareholder Fees:
(fees paid directly from your investment)	none